Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document and Entity Information
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-33051
Entity Registrant Name	CHINESEWORLDNET COM INC
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Appleby, Clifton House 75 Fort Street, PO Box 190
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1104
Title of 12(b) Security	Common Shares
Trading Symbol	CWNOF
Security Exchange Name	NONE
Entity Common Stock, Shares Outstanding	10,950,000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	true
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Central Index Key	0001145898
Auditor Name	MNP LLP
Auditor Firm ID	1930
Auditor Location	Vancouver, BC, Canada
Business Contact
Document and Entity Information
Contact Personnel Name	Mr. Chi Cheong Liu
City Area Code	345
Local Phone Number	814-2743
Contact Personnel Email Address	info@chineseworldnet.com
Entity Address, Address Line One	Appleby, Clifton House 75 Fort Street, PO Box 190
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1104